Commitments, liabilities and contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Accrued tax expense	₨ 0
Disallowances of share-based payment expenses, interest expense and other	1,675	₨ 1,106
Commissioning Of Wind And Solar Energy Projects
Statement [Line Items]
Capital commitment	119,739	16,740
Financial gurantees given for renewable projects | PPA
Statement [Line Items]
Financial guarantees renewable projects	₨ 18,607	₨ 14,875